Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,224,778)	$ (3,651,676)	$ (4,826,967)	$ (3,956,179)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation	24,943	15,608	63,450
Stock-based compensation	831,807	1,209,117	1,509,005	$ 2,254,898
Fair Value of common stock and stock units issued for services	457,186	$ 467,756	749,063	498,840
Change in fair value of derivative liability	(316,378)
Amortization of deferred financing costs	16,156
Stock issued for interest on debt amendment	48,000
Gain on return of shares issued in Semprae merger	(115,822)
Excess of fair value of debentures over proceeds on new financing	71,462
Amortization of debt discount	539,206	$ 327,730
Debt discount			443,867	16,215
Amortization of intangibles	387,011	71,309	114,006	$ (18,608)
Change in fair value of contingent consideration			103,274
Loss on Extinguishment of debt	32,500	406,833	406,833
Changes in operating assets and liabilities, net of acquisition amounts
Accounts receivable	123,372	(211,679)	25,040	$ (138,195)
Prepaid expenses	27,324	$ (6,522)	(20,752)	62,029
Deposits	9,394		22,200	(43,119)
Inventory	(45,245)	$ (52,152)	(88,108)	2,590
Accounts payable and accrued expenses	233,558	510,430	210,549	103,823
Accrued compensation			511,262	395,667
Interest payable	11,254	$ 68,683	86,353	45,908
Short-term loans, credit cards and other current liabilities	120,508
Deferred revenue	(17,470)	$ (50,349)	(150,345)	175,569
Net Cash Used in Operating Activities	(786,012)	$ (894,912)	$ (841,270)	(644,286)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of Semprae Inc, cash received				$ 3,749
Purchase of equipment	(9,540)		$ 38,989
Purchase of intangible assets	(3,276)		(22,545)	$ (4,149)
Net Cash Used in Investing Activities	(12,816)		(61,534)	(400)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible debentures - related party	114	$ 328,399
Proceeds (Repayment) from notes payable, net	130,000	340,000	340,000	350,000
Proceeds from convertible debt	1,325,000	50,000	$ 50,000	50,000
Proceeds from stock issued for cash				134,639
Proceeds from debentures - related party	50,000	$ 150,000	$ 150,000	70,000
Fees paid in connection with issuance of convertible debentures	(82,500)
Proceeds from short-term loans	50,000
Payments on short-term loans	(23,811)
Payments on notes payable	(402,933)
Payments on notes payable - related party	(105,000)
Proceeds from LOC convertible debt - related party			$ 424,078	448,475
Repayment of assumed debt related to acquistion of Semprae				$ (343,500)
Payments made for contingent consideration			$ (87,168)
Repayment of Dawson James Note				$ (50,000)
Net Cash Provided by Financing Activities	940,870	$ 868,399	$ 876,910	659,614
NET CHANGE IN CASH	142,042	(26,513)	(25,894)	14,928
CASH AT BEGINNING OF PERIOD	7,479	33,373	33,373	18,445
CASH AT END OF PERIOD	$ 149,521	$ 6,861	$ 7,479	$ 33,373